Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

Note 16 — SHAREHOLDERS’ EQUITY

Common stock

The Company was incorporated under the laws of the Cayman Islands on February 26, 2021. As of December 31, 2024, the authorized number of Class A ordinary Shares was 485,360,730 with par value of $0.0001 per share and the authorized number of Class B ordinary shares was 2,042,042 with par value of $0.0001 per share. On August 18, 2021, the Company issued 4,042,042 Class B ordinary shares to two shareholders in exchange for US$404 and the two shareholders totally transferred 2,000,000 Class B ordinary shares to four new shareholders. On January 8, 2024, the four shareholders converted their 2,000,000 Class B ordinary shares to 2,000,000 Class A ordinary shares. On August 8, 2024, the Company issued 2,268,156 Class A ordinary shares to one shareholder.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights. Each Class A ordinary share is entitled to one vote per share, while each Class B ordinary share is entitled to 20 votes per share. Holders of Class A and Class B ordinary shares will vote together as one class on all matters that require a shareholders’ vote. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while each Class A ordinary shares is not convertible into Class B ordinary shares under any circumstance.

Initial Public Offering

On October 9, 2025, the Company closed its IPO on the Nasdaq Capital. In this offering, 5,000,004 American Depositary Shares (“ADSs”), representing 833,334 Class A ordinary shares with a par value $0.0001 per share, were issued and sold to the public at a price of US$4.00 per ADS. The ADSs commenced trading under the ticker symbol “POM” on October 9, 2025.

On October 10, 2025, upon the full exercise of the underwriter’s over-allotment option, the Company issued 750,000 ADSs, representing 125,000 Class A ordinary shares with a par value $0.0001 per share, at a price of US$4.00 per ADS.

The gross proceeds of this offering were approximately RMB163.9 million (US$23.4 million) in aggregate prior to deducting the underwriting discounts, commissions and other offering expenses payable by the Company. Net proceeds received by the Company from its IPO were approximately RMB139.9 million (US$20.0 million).

Immediately upon the completion of the IPO, all of the 12,597,228 convertible redeemable preferred shares were automatically converted into Class A Ordinary Shares on a one-for-one basis, and redeemable non-controlling interests were automatically converted to ordinary shares of the VIE. The redeemable non-controlling interests were converted to non-controlling interests in the Group upon the completion of the IPO.

Statutory reserves

Statutory reserves represent restricted retained earnings. Based on their legal formation, the Group is required to set aside 10% of its net income as reported in their statutory accounts on an annual basis to the Statutory Surplus Reserve Fund (the “Reserve Fund”). Once the total amount set aside in the Reserve Fund reaches 50% of the entity’s registered capital, further appropriations become discretionary. The Reserve Fund can be used to increase the entity’s registered capital upon approval by relevant government authorities or eliminate its future losses under General Accepted Accounting Standards in PRC (“PRC GAAP”) upon a resolution by its board of directors. The Reserve Fund is not distributable to shareholders, as cash dividends or otherwise, except in the event of liquidation.

Appropriations to the Reserve Fund are accounted for as a transfer from unrestricted earnings to statutory reserves. During the years ended December 31, 2023, 2024 and 2025, the Group did not make appropriations to statutory reserves.

There are no legal requirements in the PRC to fund the Reserve Fund by transfer of cash to any restricted accounts, and the Group does not do so.

Profit appropriation and restricted net assets

Relevant PRC laws and regulations permit the PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC GAAP and regulations. Additionally, the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the statutory reserves. As of December 31, 2025, the Group had recurring loss with shareholders’ deficit in the amount of RMB2,476.0 million (US$354.1 million), no net assets that can be transferred to the Company for working capital and other funding purposes either in the form of dividends, loans or advances.

Subscription receivable

The balance as of December 31, 2024 and 2025 represents the outstanding subscription consideration for the 2,268,156 and 3,085,360 Class A ordinary shares of the Company, respectively, and is recognized as deduction of equity.